SCHEDULE OF DETAILED INFORMATION ABOUT NATURE AND EXTENT OF RISKS ARISING FROM FINANCIAL INSTRUMENTS (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 ILS (₪)
Foreign Exchange Rate, Strengthening [Member] | Currency Risk Five Percent Movement [Member] | Average Rate [Member]
IfrsStatementLineItems [Line Items]
Interest rates | $	$ 485		$ 355
Foreign Exchange Rate, Strengthening [Member] | Currency Risk Five Percent Movement [Member] | Period End Spot Rate [Member]
IfrsStatementLineItems [Line Items]
Interest rates | $	655		456
Foreign Exchange Rate, Strengthening [Member] | Currency Risk Five Percent Movement In Ils [Member] | Period End Spot Rate [Member]
IfrsStatementLineItems [Line Items]
Interest rates | ₪		₪ 121		₪ 6
Average Foreign Exchange Rate, Weakening Member [Member] | Currency Risk Five Percent Movement [Member] | Average Rate [Member]
IfrsStatementLineItems [Line Items]
Interest rates | $	(485)		(355)
Average Foreign Exchange Rate, Weakening Member [Member] | Currency Risk Five Percent Movement In Ils [Member] | Average Rate [Member]
IfrsStatementLineItems [Line Items]
Interest rates | ₪		(33)		(2)
Closing Foreign Exchange Rate Weakening [Member] | Currency Risk Five Percent Movement [Member]
IfrsStatementLineItems [Line Items]
Interest rates | $	$ (655)		$ (456)
Closing Foreign Exchange Rate Weakening [Member] | Currency Risk Five Percent Movement In Ils [Member] | Period End Spot Rate [Member]
IfrsStatementLineItems [Line Items]
Interest rates | ₪		(121)		(6)
Average Foreign Exchange Rate, Strengthening Member [Member] | Currency Risk Five Percent Movement In Ils [Member] | Average Rate [Member]
IfrsStatementLineItems [Line Items]
Interest rates | ₪		₪ 33		₪ 2